PATENT RIGHTS	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
PATENT RIGHTS

NOTE 6 – PATENT RIGHTS

On June 10, 2010, the Company entered into a Patent License Agreement under which the Company acquired the exclusive rights to certain intellectual property related to using omentum for treating dementia conditions. Under the agreement the Company has accrued rights fees of $50,000 payable to Dr. Saini, and the Company issued Dr. Saini 8,250,000 shares of our common stock, valued at $6,600 (based on the fair market value on the date of grant) restricted in accordance with Rule 144. As a result Dr. Saini became our largest shareholder. In addition, Dr. Saini will have the option to participate in the sale of equity by the Company in the future, up to ten percent (10%) of the money raised, in exchange for the applicable number of his shares.

The patent will have an estimated useful life of 20 years based on the term of the patent. Amortization of the patent will begin when the patent is issued by the United States Patent and Trademark Office and put in use.

The Company paid legal fees totaling $0 and $8,000 related to the patent during the fiscal years ended June 30, 2013 and 2012, respectively.